Fair Values Of Financial Instruments - Assets And Liabilities Measured At Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Assets Abstract
Debt Securities FVTPL	$ 25,519,962	$ 2,721,113
Derivative Financial Assets FVTPL	2,268,201	5,486,313
Equity Instruments FVTPL	4,804,583	12,473,124
Debt Securities FVOCI	617,275,646	325,381,377
Equity Instruments FVOCI	60,468	70,288
Financial Liabilities Abstract
Derivative Financial Liabilities FVTPL	334,340	612,069
Book value Member
Financial Assets Abstract
Debt Securities FVTPL	25,519,962	2,721,113
Derivative Financial Assets FVTPL	2,268,201	5,486,313
Equity Instruments FVTPL	4,804,583	12,473,124
Debt Securities FVOCI	617,275,646	325,381,377
Equity Instruments FVOCI	60,468	70,288
Total	649,928,860	346,132,215
Financial Liabilities Abstract
Derivative Financial Liabilities FVTPL	334,340	612,069
Total	334,340	612,069
Total Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	25,519,962	2,721,113
Derivative Financial Assets FVTPL	2,268,201	5,486,313
Equity Instruments FVTPL	4,804,583	12,473,124
Debt Securities FVOCI	617,275,646	325,381,377
Equity Instruments FVOCI	60,468	70,288
Total	649,928,860	346,132,215
Financial Liabilities Abstract
Derivative Financial Liabilities FVTPL	334,340	612,069
Total	334,340	612,069
Level 1 - Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	3,917,279	2,719,594
Derivative Financial Assets FVTPL	0	0
Equity Instruments FVTPL	4,804,583	4,459,498
Debt Securities FVOCI	68,789,245	107,419,154
Equity Instruments FVOCI	0	0
Total	77,511,107	114,598,246
Level 2 - Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	21,602,683	1,519
Derivative Financial Assets FVTPL	2,268,201	5,486,313
Debt Securities FVOCI	547,836,102	215,933,998
Equity Instruments FVOCI	60,468	70,288
Total	571,767,454	221,492,118
Financial Liabilities Abstract
Derivative Financial Liabilities FVTPL	334,340	612,069
Total	334,340	612,069
Level 3 - Fair Value Member
Financial Assets Abstract
Derivative Financial Assets FVTPL	0	0
Equity Instruments FVTPL	0	8,013,626
Debt Securities FVOCI	650,299	2,028,225
Equity Instruments FVOCI	0	0
Total	$ 650,299	$ 10,041,851